Derivative instruments and hedging activities	6 Months Ended
Sep. 30, 2024
Derivative Instruments and Hedging Activities [Abstract]
Derivative instruments and hedging activities
3. Derivative instruments and hedging activities:
Nomura uses a variety of derivatives, including futures, forwards, options and swaps, for both trading and non-trading
purposes.
Derivatives used for trading purposes
In the normal course of business, Nomura enters into transactions involving derivatives to meet client needs, for trading purposes, and to reduce its own exposure to loss due to adverse fluctuations in interest rates, currency exchange rates and market prices of securities. These financial instruments include contractual agreements such as commitments to swap interest payment streams, exchange currencies or purchase or sell securities and other financial instruments on specific terms at specific future dates.
Nomura maintains active trading positions in a variety of derivatives. Most of Nomura’s trading activities are client oriented. Nomura utilizes a variety of derivatives to meet clients’ specific financial needs and investors’ demands in the securities markets. Nomura also offers a variety of derivatives to its clients in adjusting their risk profiles in interest rate, foreign exchange and other market and credit risk exposures. In performing certain of these activities, Nomura carries an inventory of capital markets instruments and maintains its access to market liquidity by quoting bid and offer prices to and trading with other market makers. These activities are essential to provide clients with securities and other capital market products at competitive prices.
Futures and forward contracts are commitments to either purchase or sell securities, foreign exchange contracts or other capital market instruments at a specific future date for a specified price and may be settled in cash or through delivery. Foreign exchange contracts include spot and forward contracts and involve the exchange of two currencies at a rate agreed by the contracting parties. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in market prices. Futures contracts are executed through exchanges which clear and guarantee performance of counterparties. Accordingly, credit risk associated with futures contracts is considered minimal. In contrast, forward contracts are generally negotiated between two counterparties and, therefore, are subject to counterparty risks.
Options are contracts that grant the purchaser, for a premium payment, the right to either purchase or sell a financial instrument at a specified price within a specified period of time or on a specified date from or to the writer of the option. The writer of options receives premiums and bears the risk of unfavorable changes in the market price of the financial instruments underlying the options.
Swaps are contractual agreements in which two counterparties agree to exchange certain cash flows, at specified future dates, based on an agreed contract. Certain agreements may contain combined interest rate and foreign exchange exposures. Entering into swap agreements may involve the risk of credit losses in the event of counterparty default.
To the extent these derivatives are economically hedging underlying financial instruments held by Nomura, the overall risk of loss may be fully or partly mitigated by the hedged position.
Nomura seeks to minimize its exposure to market risk arising from its use of these derivatives through various control policies and procedures, including position limits, monitoring procedures and hedging strategies whereby Nomura enters into offsetting or other positions in a variety of financial instruments.

Derivatives used for
non-trading
purposes
Nomura’s principal objectives in using derivatives for
non-trading
purposes are to manage interest rate risk, to modify interest rate risk profile of certain financial liabilities, to manage foreign exchange risk of certain foreign currency denominated debt securities, to manage net investment exposure to fluctuations in foreign exchange rates arising from certain foreign operations and to mitigate equity price risk arising from certain stock-based compensation awards given to employees. Credit risk associated with derivatives utilized for non-trading
purposes is controlled and managed in the same way as that associated with derivatives used for trading purposes.
Fair value hedges
Nomura designates certain derivatives as fair value hedges of interest rate risk arising from specific financial liabilities and foreign currency risk arising from specific foreign currency denominated debt securities. These derivatives are effective in reducing the risk associated with the exposure being hedged and are highly correlated with changes in the fair value and foreign currency rates of the underlying hedged items, both at inception and throughout the life of the hedging relationship. Changes in fair value of the hedging derivatives are reported together with those of the hedged liabilities and assets through the consolidated statements of income within
Interest expense
and
Revenue
—
Other
, respectively.
Net investment hedges
Nomura designates certain derivatives designated as hedges of its net investment in foreign operations relating to specific subsidiaries which have non-Japanese
Yen functional currencies. When determining the effectiveness of net investment hedges, the effective portion of the change in fair value of the hedging derivative is determined by changes in spot exchange rates. Changes in fair value of the hedging derivatives attributable to changes in the difference between the forward rate and spot rate are excluded from the measurement of hedge effectiveness and are reported in the consolidated statements of income within
Revenue
—
Net gain on trading
. All other movements in the fair value of highly effective net investment hedging derivatives are reported through NHI shareholders’ equity within
Accumulated other comprehensive income (loss)
.
Concentrations of credit risk for derivatives
Although Nomura’s exposures to financial instruments are broadly diversified across different types of financial instrument, counterparty and geographical location generally, a significant portion of derivatives are entered into with other financial institutions. The following tables present Nomura’s significant concentration of credit risk in OTC derivatives with financial institutions including transactions cleared through central counterparties as of March 31, 2024 and September 30, 2024. The gross fair value of derivative assets represents the maximum amount of loss that Nomura would incur if the counterparties of Nomura failed to perform in accordance with the terms of the financial instruments and any collateral or other security Nomura held to offset or partially offset such credit risk exposures was of no value.

	Billions of yen
	March 31, 2024
	Gross fair value of derivative assets	Impact of master netting agreements	Impact of collateral	Net exposure to credit risk
Financial institutions	¥17,644	¥(14,853)	¥(2,173)	¥618

	Billions of yen
	September 30, 2024
	Gross fair value of derivative assets	Impact of master netting agreements	Impact of collateral	Net exposure to credit risk
Financial institutions	¥15,631	¥(13,505)	¥(1,743)	¥383

Derivative activities
The following tables present the notional value and fair value of derivatives as of March 31, 2024 and September 30, 2024. All amounts are disclosed on a gross basis, prior to counterparty offsetting of derivative assets and liabilities and cash collateral offsetting against net derivatives. Derivatives which contain multiple types of risk are classified in the table based on the primary risk type of the financial instrument. Changes in the fair value of derivatives are recognized either through the consolidated statements of income or the consolidated statements of comprehensive income, depending on the purpose for which the derivatives are used.

		Billions of yen
		March 31, 2024
		Derivative assets	Derivative liabilities
	Total notional (1)	Fair value	Fair value (1)
Derivatives used for trading and non-trading purposes (2) :
Equity contracts	¥78,829	¥3,239	¥3,827
Interest rate contracts	3,810,866	12,929	12,014
Credit contracts	42,965	284	383
Foreign exchange contracts	420,052	4,881	4,664
Commodity contracts	325	3	5

Total	¥4,353,037	¥21,336	¥20,893

Derivatives designated as formal fair value or net investment accounting hedges:
Interest rate contracts	¥3,291	¥0	¥219
Foreign exchange contracts	190	3	—

Total	¥3,481	¥3	¥219

Total derivatives	¥4,356,518	¥21,339	¥21,112

		Billions of yen
		September 30, 2024
		Derivative assets	Derivative liabilities
	Total notional (1)	Fair value	Fair value (1)
Derivatives used for trading and non-trading purposes (2) :
Equity contracts	¥85,484	¥3,298	¥4,129
Interest rate contracts	4,243,703	11,249	10,581
Credit contracts	49,275	258	343
Foreign exchange contracts	454,259	5,315	5,096
Commodity contracts	393	7	11

Total	¥4,833,114	¥20,127	¥20,160

Derivatives designated as formal fair value or net investment accounting hedges:
Interest rate contracts	¥3,273	¥14	¥131
Foreign exchange contracts	179	0	3

Total	¥3,452	¥14	¥134

Total derivatives	¥4,836,566	¥20,141	¥20,294

(1)	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
(2)
The amounts reported include derivatives used for
non-trading
purposes other than those designated as formal fair value or net investment accounting hedges. These amounts have not been separately presented since such amounts were not significant as of March 31, 2024 and September 30, 2024.

Offsetting of derivatives
Counterparty credit risk associated with derivatives is controlled by Nomura through credit approvals, limits and monitoring procedures. To reduce the risk of loss, Nomura requires collateral, principally cash collateral and government securities, for certain derivative transactions. In certain cases, Nomura may agree for such collateral to be posted to a third-party custodian under a control agreement that enables Nomura to take control of such collateral in the event of counterparty default. From an economic standpoint, Nomura evaluates default risk exposure net of related collateral. Furthermore, OTC derivative transactions are typically documented under industry standard master netting agreements which mitigate Nomura’s credit exposure to counterparties. A master netting agreement is a single agreement with a counterparty that permits multiple transactions governed by that agreement to be terminated or accelerated and settled through a single payment in a single currency in the event of a default of the counterparty
(“close-out
and offsetting rights”).
For certain OTC centrally-cleared and exchange-traded derivatives, the clearing or membership agreements entered into by Nomura provide similar rights to Nomura in the event of default of the relevant central clearing party or exchange. Nomura generally seeks to obtain an external legal opinion in order to ascertain the enforceability of such close-out
and offsetting rights within these agreements.
For certain counterparties and/ or in certain jurisdictions, Nomura may enter into derivative transactions which are not documented under a master netting agreement. Even when derivatives are documented under such agreements, Nomura may not have obtained, or may not be able to obtain evidence to determine with sufficient certainty that close-out
and offsetting rights within such agreements are legally enforceable. This may be the case where the relevant local laws explicitly prohibit the enforceability of such close-out
and offsetting rights, or where the local laws are complex, ambiguous or silent on the enforceability of such rights. This may include derivative transactions executed with certain foreign governments, agencies, municipalities, central clearing counterparties, exchanges and pension funds.
Nomura considers the enforceability of a master netting agreement in determining how credit risk arising from transactions with a specific counterparty is hedged, how counterparty credit exposures are calculated and applied to credit limits and the extent and nature of collateral requirements from the counterparty.
Derivative assets and liabilities with the same counterparty and the related cash collateral receivables and payables documented under an enforceable master netting agreement are presented on a net basis on the consolidated balance sheets where the specific criteria defined by ASC
210-20
“
Balance Sheet—Offsetting
” (“ASC
210-20”)
and ASC 815 are met.
The following table presents information about offsetting of derivatives and related cash collateral amounts on the consolidated balance sheets as of March 31, 2024 and September 30, 2024 by type of derivative contract, and additional amounts permitted to be offset legally by Nomura under enforceable master netting agreements, central clearing counterparties or exchange rules in the event of counterparty default but not offset on the consolidated balance sheets due to one or more of the criteria defined by ASC
210-20
and ASC 815 are not met. Derivative transactions which are not documented under a master netting agreement or are documented under a master netting agreement for which Nomura does not have sufficient evidence of enforceability of close-out
and offsetting rights are not offset in the following table.

	Billions of yen		Billions of yen
	March 31, 2024		September 30, 2024
	Derivative assets	Derivative liabilities (1)	Derivative assets	Derivative liabilities (1)
Equity contracts
OTC settled bilaterally	¥2,397	¥2,609	¥1,704	¥2,113
Exchange-traded	842	1,218	1,594	2,016
Interest rate contracts
OTC settled bilaterally	11,575	10,889	9,758	9,207
OTC centrally-cleared	1,339	1,329	1,484	1,478
Exchange-traded	15	16	21	27
Credit contracts
OTC settled bilaterally	240	341	209	299
OTC centrally-cleared	43	41	48	44
Exchange-traded	1	1	1	0
Foreign exchange contracts
OTC settled bilaterally	4,884	4,664	5,315	5,099
Commodity contracts
OTC settled bilaterally	3	5	4	10
Exchange-traded	0	0	3	1

Total gross derivative balances (2)	¥21,339	¥21,113	¥20,141	¥20,294
Less: Amounts offset in the consolidated balance sheets (3)	(19,815)	(19,166)	(18,463)	(17,990)

Total net amounts reported on the face of the consolidated balance sheets (4)	¥1,524	¥1,947	¥1,678	¥2,304
Less: Additional amounts not offset in the consolidated balance sheets (5)
Financial instruments and non-cash collateral	(567)	(394)	(426)	(416)

Net amount	¥957	¥1,553	¥1,252	¥1,888

(1)	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
(2)
Includes all gross derivative asset and liability balances irrespective of whether they are transacted under a master netting agreement or whether Nomura has obtained sufficient evidence of enforceability of the master netting agreement. As of March 31, 2024, the gross balance of derivative assets and derivative liabilities which are not documented under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥402 billion and ¥730 billion, respectively. As of September 30, 2024, the gross balance of such derivative assets and derivative liabilities was ¥616 billion and ¥864 billion, respectively.

(3)
Represents amounts offset through counterparty offsetting of derivative assets and liabilities as well as cash collateral offsetting against net derivatives under master netting and similar agreements for which Nomura has obtained sufficient evidence of enforceability in accordance with ASC
210-20
and ASC 815. As of March 31, 2024, Nomura offset a total of ¥1,902 billion of cash collateral receivables against net derivative liabilities and ¥2,551 billion of cash collateral payables against net derivative assets. As of September 30, 2024, Nomura offset a total of ¥1,613 billion of cash collateral receivables against net derivative liabilities and ¥2,086 billion of cash collateral payables against net derivative assets.

(4)
Net derivative assets and net derivative liabilities are generally reported within
Trading assets and private equity and debt investments
—
Trading assets
and
Trading liabilities
, respectively in the consolidated balance sheet. Bifurcated embedded derivatives are reported within
Short-term borrowings
or
Long-term borrowings
depending on the maturity of the underlying host contract.

(5)
Represents amounts which are not permitted to be offset on the consolidated balance sheets in accordance with ASC
210-20
and ASC 815 but which provide Nomura with a legally enforceable right of offset in the event of counterparty default. Amounts relating to derivative and collateral agreements where Nomura has not yet obtained sufficient evidence of enforceability of such offsetting rights are excluded. As of March 31, 2024, a total of ¥240 billion of cash collateral receivables and ¥938 billion of cash collateral payables, including amounts reported in the table, have not been offset against net derivatives. As of September 30, 2024, a total of ¥299 billion of cash collateral receivables and ¥980 billion of cash collateral payables, including amounts reported in the table, have not been offset against net derivatives.

For information on offsetting of collateralized transactions, see Note 5 “
Collateralized transactions
.
”

Derivatives used for trading purposes
Derivative financial instruments used for trading purposes, including bifurcated embedded derivatives, are carried at fair value with changes in fair value recognized through the consolidated statements of income within
Revenue—Net gain on trading
.
The following table presents amounts included in the consolidated statements of income for the six months ended September 30, 2023 and 2024 related to derivatives used for trading and non-trading
purposes by types of underlying derivative contract. Derivatives which contain multiple types of risk are classified in the table based on the primary risk type of instrument.

	Billions of yen
	Six months ended September 30
	2023	2024
Derivatives used for trading and non-trading purposes (1) :
Equity contracts	¥(42)	¥(24)
Interest rate contracts	303	(95)
Credit contracts	(56)	20
Foreign exchange contracts	168	1
Commodity contracts	27	(6)

Total	¥400	¥(104)

(1)
Includes net gains (losses) on derivatives used for
non-trading
purposes which are not designated as fair value or net investment hedges. For the six months ended September 30, 2023 and 2024, net gains (losses) for these non-trading
derivatives were not significant.

Fair value hedges
Nomura issues Japanese Yen and foreign currency denominated debt with both fixed and floating interest rates. Nomura generally enters into swap agreements to convert fixed rate interest payments on its debt obligations to a floating rate and applies fair value hedge accounting to these instruments.
The following table presents the carrying value of the hedged items that are currently designated in a hedging relationship by line items in the consolidated balance sheets where the hedged item is reported, the cumulative amount of fair value hedging adjustment included in the carrying amount of the hedged items and the cumulative amount of fair value hedging adjustment remaining for the liabilities which hedge accounting has been discontinued as of March 31, 2024 and September 30, 2024.

	Billions of yen
Balance sheet line item in which the hedged item is included:	Carrying amount of the hedged liabilities		Cumulative gains of fair value hedging adjustment included in the carrying amount of the hedged liabilities		Cumulative amount of fair value hedging adjustment remaining for the liabilities which hedge accounting has been discontinued

	March 31, 2024	September 30, 2024	March 31, 2024	September 30, 2024	March 31, 2024	September 30, 2024
Long - term borrowings	¥3,087	¥3,171	¥201	¥98	¥3	¥3

Total	¥3,087	¥3,171	¥201	¥98	¥3	¥3

Hedging derivatives designated as fair value hedges are carried at fair value attributable to the hedged risk, which is recognized in the consolidated statements of income within
Interest expense
and
Revenue-Other
, respectively together with the change in fair value of the hedged items. Similar to interest payables arising from hedged long-term borrowings, cash flows from interest rate contracts designated as fair value hedges are reported as cash flows from operating activities in the consolidated statements of cash flows.
The following tables present gains (losses) included in the consolidated statements of income for the six months ended September 30, 2023 and 2024 related to derivatives designated as fair value hedges by type of underlying derivative contract and the nature of the hedged item.

	Billions of yen
	Six months ended September 30
	2023	2024
Derivatives designated as fair value hedging instruments:
Interest rate contracts	¥98	¥102

Total	¥98	¥102

Hedged items in fair value hedges:
Long-term borrowings	¥(98)	¥(102)

Total	¥(98)	¥(102)

Net investment hedges
Nomura designates certain foreign currency derivatives, as hedges of net investments in certain foreign operations with significant foreign exchange risks and applies hedge accounting to these instruments. Accordingly, foreign exchange gains and losses arising from the derivatives and non-derivative
financial instruments designated as hedges, except for the portion excluded from effectiveness assessment, are recognized through the consolidated statements of comprehensive income within
Other comprehensive income (loss)—Change in cumulative translation adjustments
. This is offset by the foreign exchange adjustments arising from consolidation of the relevant foreign subsidiaries.
The following table presents gains (losses) from derivatives designated as net investment hedges included in the consolidated statements of comprehensive income for the six months ended September 30, 2023 and 2024.

	Billions of yen
	Six months ended September 30
	2023	2024
Net investment hedging instruments:
Foreign exchange contracts	¥5	¥(8)

Total	¥5	¥(8)

The portion of gains (losses) representing the amount excluded from the assessment of hedge effectiveness are recognized within
Revenue
—
Net gain on trading
in the consolidated statements of income. The amount of gains (losses) was not significant during the six months ended September 30, 2023 and 2024.
Derivatives containing credit risk related contingent features
Nomura enters into certain OTC derivatives and other agreements containing credit-risk-related contingent features. These features would require Nomura to post additional collateral or settle the instrument upon occurrence of a credit event, the most common of which would be a downgrade in the Company’s long-term credit rating.
The aggregate fair value of all derivatives with credit-risk-related contingent features that are in a liability position as of March 31, 2024 was ¥755 billion with related collateral pledged of ¥619 billion. In the event of a one-notch
downgrade to Nomura’s long-term credit rating in effect as of March 31, 2024, the aggregate fair value of assets that would have been required to be posted as additional collateral or that would have been needed to settle the instruments immediately was ¥27 billion.
The aggregate fair value of all derivatives with credit-risk-related contingent features that are in a liability position as of September 30, 2024 was ¥749 billion with related collateral pledged of ¥575 billion. In the event of a one-notch
downgrade to Nomura’s long-term credit rating in effect as of September 30, 2024, the aggregate fair value of assets that would have been required to be posted as additional collateral or that would have been needed to settle the instruments immediately was ¥8 billion.

Credit derivatives
Credit derivatives are derivatives in which one or more of their underlying reference assets of the instrument are related to the credit risk of a specified entity (or group of entities) or an index based on the credit risk of a group of entities that expose the seller of credit protection to potential loss from credit events specified in the contract.
Written credit derivatives are instruments or embedded features where Nomura assumes third party credit risk, either as guarantor in a guarantee-type contract, or as the party that provides credit protection in an option-type contract, credit default swap, or any other credit derivative contract.
Nomura enters into credit derivatives as part of its normal trading activities as both purchaser and/ or seller of protection for credit risk mitigation, proprietary trading positions and for client transactions.
The most common type of credit derivatives used by Nomura are single-name credit default swaps where settlement of the derivative is based on the credit risk of a single reference entity or obligation. Nomura also writes credit derivatives linked to the performance of credit default indices and issues other credit risk related portfolio products.
Nomura would have to perform under a credit derivative contract if a credit event as defined in the respective contract occurs. Typical credit events include bankruptcy, failure to pay and restructuring of obligations of the underlying reference asset.
Credit derivatives written by Nomura are either cash or physically settled. In cash-settled instruments, once payment is made upon an event of default, the contract usually terminates with no further payments due. Nomura generally has no right to assume the reference assets of the counterparty in exchange for payment, nor does Nomura usually have any direct recourse to the actual issuers of the reference assets to recover the amount paid. In physically settled contracts, upon a default event, Nomura takes delivery of the reference asset in return for payment of the full notional amount of the contract.
Nomura actively monitors and manages its credit derivative exposures. Where protection is sold, risks may be mitigated by purchasing credit protection from third parties either on identical underlying reference assets or on underlying reference assets with the same issuer which would be expected to behave in a correlated fashion. The most common form of recourse provision to enable Nomura to recover from third parties any amounts paid under a written credit derivative is therefore not through the derivative itself but rather through the purchase of separate credit derivative protection with identical or correlated underlying reference assets.
The extent of these purchased credit protection contracts is quantified in the following tables under the column titled “Purchased Credit Protection.” These amounts represent purchased credit protection with identical underlying reference assets to the written credit derivatives which act as a hedge against Nomura’s exposures. To the extent Nomura is required to pay out under the written credit derivative, a similar amount would generally become due to Nomura under the purchased credit protection.
Written credit derivatives have a stated notional amount which represents the maximum payment Nomura may be required to make under the written credit derivative. However, this is generally not a true representation of the amount Nomura will actually pay under these contracts as there are other factors that affect the likelihood and amount of any payment obligations under the contracts, including:
Probability of default
: Nomura values credit derivatives by taking into account of the probability that the underlying reference asset will default and that Nomura will be required to make payments under the contract. Based on historical experience and Nomura’s assessment of the market, Nomura believes that the probability that all reference assets on which Nomura provides protection will default in a single period is remote. The notional amounts are, therefore, significantly higher than Nomura’s actual exposures to these contracts as a whole.
Recovery value on the underlying asset
: In the case of the occurrence of an event of default, Nomura’s liability on a written credit derivative is limited to the difference between the notional amount and the recovery value of the underlying reference asset under default. While the recovery value on a defaulted asset may be minimal in certain cases, this does reduce amounts paid on these contracts.

The
following tables present information about Nomura’s written credit derivatives and purchased credit protection with identical underlying reference assets as of March 31, 2024 and September 30, 2024.

	Billions of yen
	March 31, 2024
		Maximum potential payout/Notional					Notional
			Years to maturity				Purchased credit protection
	Carrying value (1) (Asset) / Liability	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Single-name credit default swaps	¥(138)	¥9,746	¥1,849	¥3,125	¥3,251	¥1,521	¥6,994
Credit default swap indices	(126)	9,223	2,271	2,558	3,232	1,162	6,040
Other credit risk related portfolio products	19	1,011	142	256	580	33	755
Credit-risk related options and swaptions	0	49	—	—	20	29	10

Total	¥(245)	¥20,029	¥4,262	¥5,939	¥7,083	¥2,745	¥13,799

	Billions of yen
	September 30, 2024
		Maximum potential payout/Notional					Notional
			Years to maturity				Purchased credit protection
	Carrying value (Asset) / Liability (1)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Single-name credit default swaps	¥(150)	¥10,291	¥2,029	¥2,719	¥3,830	¥1,713	¥3,284
Credit default swap indices	(173)	10,932	1,944	2,404	5,253	1,331	(1,829)
Other credit risk related portfolio products	14	970	133	225	563	49	(8,084)
Credit-risk related options and swaptions	0	87	—	8	79	—	32

Total	¥(309)	¥22,280	¥4,106	¥5,356	¥9,725	¥3,093	¥(6,597)

(1)
Carrying value amounts are shown on a gross basis prior to cash collateral or counterparty offsetting. Asset balances represent positive fair value amounts caused by tightening of credit spreads of underlyings since inception of the credit derivatives.

The following tables present information about Nomura’s written credit derivatives by external credit rating of the underlying asset. Credit ratings are based on S&P Global Ratings (“S&P”), or if not rated by S&P, based on Moody’s Investors Service. If credit ratings from either of these agencies are not available, the credit ratings are based on Fitch Ratings Ltd. or Japan Credit Rating Agency, Ltd. For credit default indices, the credit rating is determined by taking the weighted average of the external credit ratings given for each of the underlying reference entities comprising the portfolio or index.

	Billions of yen
	March 31, 2024
	Maximum potential payout/Notional
	AAA	AA	A	BBB	BB	Other (1)	Total
Single-name credit default swaps	¥156	¥1,485	¥2,938	¥3,489	¥925	¥753	¥9,746
Credit default swap indices	38	40	3,257	5,251	265	372	9,223
Other credit risk-related portfolio products	—	—	19	631	18	343	1,011
Credit risk-related options and swaptions	—	—	16	16	17	—	49

Total	¥194	¥1,525	¥6,230	¥9,387	¥1,225	¥1,468	¥20,029

	Billions of yen
	September 30, 2024
	Maximum potential payout/Notional
	AAA	AA	A	BBB	BB	Other (1)	Total
Single-name credit default swaps	¥381	¥1,597	¥2,943	¥3,562	¥877	¥931	¥10,291
Credit default swap indices	32	23	3,418	6,831	283	345	10,932
Other credit risk related portfolio products	—	—	19	569	17	365	970
Credit-risk related options and swaptions	—	—	—	79	—	8	87

Total	¥413	¥1,620	¥6,380	¥11,041	¥1,177	¥1,649	¥22,280

(1)	Other includes credit derivatives where the credit rating of the underlying reference asset is below investment grade or where a credit rating is unavailable.
Derivatives entered into in contemplation of sales of financial assets
Nomura enters into transactions which involve both the transfer of financial assets to a counterparty and a separate agreement entered contemporaneously with the same counterparty through which Nomura retains substantially all of the exposure to the economic return on the transferred financial assets throughout the term of the transaction. These transactions primarily include sales of securities with bilateral OTC total return swaps or other derivative agreements which are in-substance
total return swaps.
These transactions are accounted for as sales of the securities with the derivative accounted for separately if the criteria for derecognition of the securities under ASC 860 are met. Where the derecognition criteria are not met, the transfer and separate derivative are accounted for as a single collateralized financing transaction which is reported within
Long-term borrowings
in the consolidated balance sheets.
Nomura entered into certain contemporaneous transactions involving the transfer of securities that are accounted for as sales, where substantially all of the economic exposures to the transferred securities are retained through total return swaps but does not retain control over the assets transferred. There were no new contracts signed during the six months ended September 30, 2024. The following table provides information about relevant transactions outstanding as of March 31, 2024 and September 30, 2024.

	Millions of yen
	March 31, 2024	September 30, 2024
Gross cash proceeds received at transfer dates	¥69,383	¥64,315
Fair value of transferred securities at transfer dates	¥69,253	¥64,185
Fair value of transferred securities at reporting dates	¥54,627	¥47,286
Gross derivative liabilities arising from the transactions at reporting dates (1)	¥14,434	¥16,813

(1)
Amounts presented on a gross basis, before the application of counterparty offsetting are included in
Trading liabilities
in the consolidated balance sheets as of March 31, 2024 and September 30, 2024. Of which ¥14,434 million and ¥16,813 million are included in interest rate contracts used for trading purpose as of March 31, 2024 and September 30, 2024 respectively as disclosed in present Note 3 “
Derivative instruments and hedging activities
.
”